Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Depreciation	$ 9	$ 18
Net gain (loss) on disposal	2	(5)
Research and Development Costs [Member]
Statement Line Items [Line Items]
Depreciation	3	10
General and Administrative Expenses [Member]
Statement Line Items [Line Items]
Depreciation	6	7
Selling Expenses [Member]
Statement Line Items [Line Items]
Depreciation